Derivative Instruments and Hedging Activities	9 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Note 6: - DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company entered into several call option contracts during 2025. The fair values of outstanding derivative instruments were as follows:

	September 30, 2025	December 31, 2024
Accrued expenses and other current liabilities	$57	$-

During the nine months ended September 30, 2025 the Company recognized finance income of $1,039.